Consolidated Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Net profit / (loss) for the period	€ (125,498)	€ (62,792)
Reversal of finance income	(13,044)	(34,430)
Reversal of finance expenses	5,399	869
Reversal of tax charge	241	(191)
Increase/(decrease) in provisions	1,215	0
Adjustments for non-cash items:
Non-cash consideration regarding revenue	(632)	(577)
Share of profit / (loss) of associate	4,873	(28,106)
Share-based payment	19,968	23,076
Depreciation	4,304	3,603
Amortization	111	111
Changes in working capital:
Inventories	(17,031)	0
Receivables	(2,407)	110
Prepayments	(2,728)	(1,329)
Contract liabilities (deferred income)	(2,338)	(109)
Trade payables, accrued expenses and other payables	(4,338)	17,573
Cash flows generated from / (used in) operations	(131,905)	(82,192)
Finance income received	1,848	975
Finance expenses paid	(610)	(374)
Income taxes received / (paid)	(121)	(28)
Cash flows from / (used in) operating activities	(130,788)	(81,619)
Investing activities
Investment in associate	0	(10,187)
Acquisition of property, plant and equipment	(3,818)	(4,025)
Reimbursement from acquisition of property, plant and equipment	3,794	0
Development expenditures (software)	0	(530)
Purchase of marketable securities	(26,311)	(39,444)
Settlement of marketable securities	64,877	24,069
Cash flows from / (used in) investing activities	38,542	(30,117)
Financing activities
Payment of principal portion of lease liabilities	(1,950)	(1,962)
Net proceeds from convertible senior notes	504,454	0
Proceeds from exercise of warrants	385	1,982
Acquisition of treasury shares, net of transaction costs	(105,154)	0
Cash flows from / (used in) financing activities	397,735	20
Increase / (decrease) in cash and cash equivalents	305,489	(111,716)
Cash and cash equivalents at January 1	446,267	584,517
Effect of exchange rate changes on balances held in foreign currencies	3,887	22,246
Bank deposits	754,497	495,047
Short-term marketable securities	1,146	0
Cash and cash equivalents at March 31	€ 755,643	€ 495,047